Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ Destination Fund
Schedule of Investments in Affiliated Issuers–117.01%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–11.06%
Invesco Global Real Estate Income Fund, Class R6	7.11%	$154,802	$116,361	$(16,300)	$8,646	$(403)	$1,120	29,696	$263,106
Invesco Multi-Asset Income Fund, Class R6	3.95%	101,507	55,211	(9,470)	(1,217)	(123)	1,959	15,136	145,908
Total Alternative Funds		256,309	171,572	(25,770)	7,429	(526)	3,079		409,014
Domestic Equity Funds–18.64%
Invesco S&P 500® Enhanced Value ETF	8.38%	205,696	87,423	(28,183)	44,209	620	1,918	7,754	309,765
Invesco S&P 500® High Dividend Low Volatility ETF	10.26%	244,834	142,395	(53,110)	42,499	2,739	3,524	8,849	379,357
Total Domestic Equity Funds		450,530	229,818	(81,293)	86,708	3,359	5,442		689,122
Fixed Income Funds–56.70%
Invesco Core Plus Bond Fund, Class R6	8.39%	446,039	236,572	(358,040)	(3,470)	(10,889)	2,195	27,897	310,212
Invesco Floating Rate ESG Fund, Class R6	5.91%	204,673	94,692	(84,656)	2,673	1,087	2,104	30,092	218,469
Invesco Fundamental High Yield® Corporate Bond ETF	—	127,274	58,895	(184,832)	(5,903)	4,566	1,297	—	—
Invesco High Yield Bond Factor ETF	6.64%	—	245,085	—	337	—	—	9,649	245,422
Invesco Income Fund, Class R6	5.93%	216,940	108,076	(110,070)	3,841	382	2,350	27,568	219,169
Invesco Intermediate Bond Factor Fund, Class R6	3.92%	—	145,068	—	—	—	7	13,470	145,068
Invesco International Bond Fund, Class R6	5.39%	179,221	102,167	(72,383)	(12,393)	2,910	431	36,880	199,522
Invesco Short Duration Inflation Protected Fund, Class R6	4.42%	113,585	58,726	(9,880)	759	409	308	15,064	163,599
Invesco Taxable Municipal Bond ETF	11.67%	50,551	397,409	(14,757)	(1,997)	238	303	13,470	431,444
Invesco Variable Rate Preferred ETF	4.43%	229,839	112,551	(177,672)	(6,555)	5,701	2,902	6,339	163,864
Total Fixed Income Funds		1,568,122	1,559,241	(1,012,290)	(22,708)	4,404	11,897		2,096,769
Foreign Equity Funds–7.79%
Invesco S&P International Developed Low Volatility ETF	7.79%	127,937	186,389	(30,023)	4,100	(302)	2,190	9,477	288,101
Money Market Funds–22.82%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)	11.47%	82,990	945,917	(604,802)	—	—	8	424,105	424,105
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(b)	11.35%	78,643	945,917	(604,803)	8	—	8	419,598	419,765
Total Money Market Funds		161,633	1,891,834	(1,209,605)	8	—	16		843,870
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $4,100,484)	117.01%	2,564,531	4,038,854	(2,358,981)	75,537	6,935	22,624		4,326,876
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(b)	—	—	512,142	(512,142)	—	—	1(c)	—	—
Invesco Private Prime Fund, 0.12%(b)	—	—	768,213	(768,213)	—	—	6(c)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	1,280,355	(1,280,355)	—	—	7		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $4,100,484)	117.01%	$2,564,531	$5,319,209	$(3,639,336)	$75,537	$6,935	$22,631		$4,326,876
OTHER ASSETS LESS LIABILITIES	(17.01)%								(628,925)
NET ASSETS	100.00%								$3,697,951
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(c)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2021
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2015 Fund
Schedule of Investments in Affiliated Issuers–118.10%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–6.49%
Invesco Global Real Estate Income Fund, Class R6	4.49%	$69,318	$10,275	$(24,620)	$4,114	$(790)	$381	6,580	$58,297
Invesco Multi-Asset Income Fund, Class R6	2.00%	45,867	8,778	(28,097)	808	(1,415)	770	2,691	25,941
Total Alternative Funds		115,185	19,053	(52,717)	4,922	(2,205)	1,151		84,238
Domestic Equity Funds–25.14%
Invesco Main Street Small Cap Fund, Class R6	3.23%	—	41,688	—	195	—	—	1,959	41,883
Invesco S&P 500® Enhanced Value ETF	9.99%	92,733	33,011	(15,091)	17,105	1,917	658	3,246	129,675
Invesco S&P 500® High Dividend Low Volatility ETF	11.92%	110,110	42,013	(15,303)	17,325	616	945	3,610	154,761
Total Domestic Equity Funds		202,843	116,712	(30,394)	34,625	2,533	1,603		326,319
Fixed Income Funds–53.66%
Invesco Core Plus Bond Fund, Class R6	8.53%	200,579	42,570	(126,290)	(3,040)	(3,083)	1,148	9,958	110,736
Invesco Floating Rate ESG Fund, Class R6	6.01%	92,082	15,074	(30,829)	2,365	(707)	833	10,742	77,985
Invesco Fundamental High Yield® Corporate Bond ETF	—	57,251	9,838	(66,558)	(3,507)	2,976	518	—	—
Invesco High Yield Bond Factor ETF	6.25%	—	81,001	—	111	—	—	3,189	81,112
Invesco Income Fund, Class R6	4.53%	97,562	17,306	(57,883)	(480)	2,253	944	7,391	58,758
Invesco Intermediate Bond Factor Fund, Class R6	3.99%	—	51,774	—	—	—	3	4,807	51,774
Invesco International Bond Fund, Class R6	4.49%	80,598	13,113	(31,825)	(5,535)	1,947	68	10,776	58,298
Invesco Short Duration Inflation Protected Fund, Class R6	4.49%	51,475	9,896	(3,595)	372	116	93	5,365	58,264
Invesco Taxable Municipal Bond ETF	11.87%	22,780	138,749	(6,776)	(1,113)	360	119	4,808	154,000
Invesco Variable Rate Preferred ETF	3.50%	103,333	18,672	(76,377)	(5,110)	4,978	1,154	1,760	45,496
Total Fixed Income Funds		705,660	397,993	(400,133)	(15,937)	8,840	4,880		696,423
Foreign Equity Funds–10.43%
Invesco Emerging Markets All Cap Fund, Class R6	1.50%	—	19,524	—	9	—	—	455	19,533
Invesco Developing Markets Fund, Class R6	1.50%	—	19,458	—	4	—	—	361	19,462
Invesco S&P International Developed Low Volatility ETF	7.43%	57,431	51,485	(13,774)	2,949	(1,693)	761	3,171	96,398
Total Foreign Equity Funds		57,431	90,467	(13,774)	2,962	(1,693)	761		135,393
Money Market Funds–22.38%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)	11.42%	43,391	249,150	(144,404)	—	—	3	148,136	148,137
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(b)	10.96%	31,598	249,150	(138,517)	2	1	3	142,178	142,234
Total Money Market Funds		74,989	498,300	(282,921)	2	1	6		290,371
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,449,561)	118.10%	$1,156,108	$1,122,525	$(779,939)	$26,574	$7,476	$8,401		$1,532,744
OTHER ASSETS LESS LIABILITIES	(18.10)%								(234,863)
NET ASSETS	100.00%								$1,297,881
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2020 Fund
Schedule of Investments in Affiliated Issuers–111.96%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–4.96%
Invesco Global Real Estate Income Fund, Class R6	2.97%	$168,418	$116,777	$(3,225)	$11,684	$(279)	$1,484	33,112	$293,375
Invesco Macro Allocation Strategy Fund, Class R6(b)	1.00%	111,759	84,824	(97,224)	(59)	(1,185)	—	10,758	98,115
Invesco Multi-Asset Income Fund, Class R6	0.99%	—	97,802	—	102	—	—	10,156	97,904
Total Alternative Funds		280,177	299,403	(100,449)	11,727	(1,464)	1,484		489,394
Domestic Equity Funds–29.33%
Invesco Main Street Small Cap Fund, Class R6	4.44%	—	435,857	—	2,048	—	—	20,482	437,905
Invesco PureBetaSM MSCI USA ETF	4.99%	310,223	222,445	(60,338)	20,201	(280)	1,673	12,207	492,251
Invesco Russell 1000 Dynamic Multifactor ETF	6.52%	308,742	318,092	(32,616)	48,666	196	1,777	14,579	643,080
Invesco S&P 500® Enhanced Value ETF	2.98%	197,551	122,869	(76,038)	36,185	13,099	2,045	7,351	293,666
Invesco S&P 500® High Dividend Low Volatility ETF	3.95%	253,477	164,643	(79,136)	45,277	5,170	4,045	9,084	389,431
Invesco U.S. Managed Volatility Fund, Class R6	6.45%	421,983	312,097	(116,399)	2,718	16,469	—	50,706	636,868
Total Domestic Equity Funds		1,491,976	1,576,003	(364,527)	155,095	34,654	9,540		2,893,201
Fixed Income Funds–49.55%
Invesco Core Plus Bond Fund, Class R6	8.47%	1,009,363	672,254	(809,474)	(15,380)	(21,289)	6,573	75,133	835,474
Invesco Floating Rate ESG Fund, Class R6	4.97%	449,516	247,938	(214,351)	8,585	(1,187)	4,582	67,562	490,501
Invesco Fundamental High Yield® Corporate Bond ETF	—	335,982	194,822	(526,766)	(13,835)	9,797	3,501	—	—
Invesco High Yield Bond Factor ETF	5.96%	—	587,070	—	809	—	—	23,113	587,879
Invesco Income Fund, Class R6	1.50%	280,729	206,064	(344,374)	1,158	4,856	3,706	18,671	148,433
Invesco Intermediate Bond Factor Fund, Class R6	3.96%	—	390,906	—	—	—	20	36,296	390,906
Invesco International Bond Fund, Class R6	2.98%	420,296	238,653	(332,664)	(21,475)	(10,921)	1,876	54,323	293,889
Invesco Short Duration Inflation Protected Fund, Class R6	4.46%	—	439,754	—	—	—	—	40,493	439,754
Invesco Taxable Municipal Bond ETF	11.79%	335,636	857,117	(6,300)	(23,893)	33	3,325	36,297	1,162,593
Invesco Variable Rate Investment Grade ETF	3.97%	419,707	293,348	(322,519)	1,049	(42)	1,120	15,618	391,543
Invesco Variable Rate Preferred ETF	1.49%	167,689	106,288	(125,503)	(4,070)	2,786	2,306	5,694	147,190
Total Fixed Income Funds		3,418,918	4,234,214	(2,681,951)	(67,052)	(15,967)	27,009		4,888,162
Foreign Equity Funds–11.89%
Invesco Emerging Markets All Cap Fund, Class R6	3.24%	—	319,293	—	149	—	—	7,441	319,442
Invesco Developing Markets Fund, Class R6	3.23%	—	318,172	—	59	—	—	5,903	318,231
Invesco International Small-Mid Company Fund, Class R6	1.48%	55,981	298,535	(196,920)	(3,293)	(8,385)	—	2,723	145,918
Invesco RAFI™ Strategic Developed ex-US ETF	2.47%	55,796	421,127	(257,472)	4,318	20,258	2,686	8,258	244,027
Invesco S&P International Developed Low Volatility ETF	1.47%	55,751	292,294	(205,631)	1,475	1,666	2,501	4,788	145,555
Total Foreign Equity Funds		167,528	1,649,421	(660,023)	2,708	13,539	5,187		1,173,173
Money Market Funds–16.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	7.99%	239,496	1,851,977	(1,303,580)	—	—	18	787,893	787,893
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	8.24%	264,218	1,851,977	(1,303,579)	19	7	21	812,317	812,642
Total Money Market Funds		503,714	3,703,954	(2,607,159)	19	7	39		1,600,535
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $10,682,964)	111.96%	5,862,313	11,462,995	(6,414,109)	102,497	30,769	43,259		11,044,465
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2020 Fund (continued)
Schedule of Investments in Affiliated Issuers–111.96%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	—	$—	$1,222,339	$(1,222,339)	$—	$—	$1(d)	—	$—
Invesco Private Prime Fund, 0.12%(c)	—	—	1,652,384	(1,652,384)	—	—	9(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	2,874,723	(2,874,723)	—	—	10		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $10,682,964)	111.96%	$5,862,313	$14,337,718	$(9,288,832)	$102,497	$30,769	$43,269		$11,044,465
OTHER ASSETS LESS LIABILITIES	(11.96)%								(1,179,577)
NET ASSETS	100.00%								$9,864,888
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2025 Fund
Schedule of Investments in Affiliated Issuers–109.31%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–4.93%
Invesco Global Real Estate Income Fund, Class R6	2.95%	$394,774	$109,812	$(7,497)	$21,358	$(572)	$2,637	58,451	$517,875
Invesco Macro Allocation Strategy Fund, Class R6(b)	1.98%	261,590	89,478	(4,454)	(79)	(137)	—	37,982	346,398
Total Alternative Funds		656,364	199,290	(11,951)	21,279	(709)	2,637		864,273
Domestic Equity Funds–36.58%
Invesco Discovery Mid Cap Growth Fund, Class R6	2.99%	196,231	333,432	(12,427)	7,277	631	—	14,531	525,144
Invesco Main Street Small Cap Fund, Class R6	5.14%	—	897,569	—	4,218	—	—	42,179	901,787
Invesco PureBetaSM MSCI USA ETF	5.94%	787,877	245,764	(38,940)	48,022	(32)	3,296	25,857	1,042,691
Invesco Russell 1000 Dynamic Multifactor ETF	8.71%	992,773	501,227	(103,884)	135,902	2,041	4,224	34,642	1,528,059
Invesco U.S. Managed Volatility Fund, Class R6	13.80%	1,839,228	556,731	(52,144)	72,060	5,473	—	192,783	2,421,348
Total Domestic Equity Funds		3,816,109	2,534,723	(207,395)	267,479	8,113	7,520		6,419,029
Fixed Income Funds–43.27%
Invesco Core Plus Bond Fund, Class R6	6.93%	2,420,961	723,754	(1,862,815)	(18,719)	(47,987)	12,255	109,280	1,215,194
Invesco Floating Rate ESG Fund, Class R6	3.96%	1,182,541	392,514	(903,067)	5,979	16,736	12,552	95,689	694,703
Invesco Fundamental High Yield® Corporate Bond ETF	—	916,363	137,538	(1,047,971)	(48,357)	42,427	4,377	—	—
Invesco High Yield Bond Factor ETF	4.93%	—	863,549	—	1,190	—	—	33,998	864,739
Invesco Income Fund, Class R6	1.99%	655,215	217,966	(537,007)	(2,970)	15,371	7,011	43,846	348,575
Invesco Intermediate Bond Factor Fund, Class R6	3.44%	—	603,764	—	—	—	30	56,060	603,764
Invesco International Bond Fund, Class R6	1.97%	985,931	246,476	(836,082)	(69,747)	19,794	1,593	64,024	346,372
Invesco Short Duration Inflation Protected Fund, Class R6	3.93%	—	689,990	—	—	—	—	63,535	689,990
Invesco Taxable Municipal Bond ETF	11.69%	848,287	1,275,770	(18,085)	(54,529)	751	7,770	64,071	2,052,194
Invesco Variable Rate Investment Grade ETF	4.43%	1,109,306	382,114	(717,244)	(119)	3,439	2,384	31,013	777,496
Total Fixed Income Funds		8,118,604	5,533,435	(5,922,271)	(187,272)	50,531	47,972		7,593,027
Foreign Equity Funds–14.76%
Invesco Emerging Markets All Cap Fund, Class R6	3.95%	—	693,683	—	323	—	—	16,166	694,006
Invesco Developing Markets Fund, Class R6	3.94%	—	691,268	—	128	—	—	12,825	691,396
Invesco International Small-Mid Company Fund, Class R6	1.47%	132,488	497,193	(351,482)	(6,049)	(14,644)	—	4,805	257,506
Invesco PureBetaSM FTSE Developed ex-North America ETF	0.99%	129,925	42,390	(4,080)	3,875	842	972	6,134	172,952
Invesco RAFI™ Strategic Developed ex-US ETF	2.95%	130,318	709,185	(371,613)	3,204	45,772	4,846	17,491	516,866
Invesco S&P International Developed Low Volatility ETF	1.46%	130,277	475,966	(356,139)	3,151	3,686	4,509	8,452	256,941
Total Foreign Equity Funds		523,008	3,109,685	(1,083,314)	4,632	35,656	10,327		2,589,667
Money Market Funds–9.77%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	3.42%	72,621	1,572,798	(1,045,099)	—	—	4	600,320	600,320
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	2.44%	51,635	1,123,427	(746,749)	—	5	3	428,147	428,318
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	3.91%	82,996	1,797,483	(1,194,398)	—	—	2	686,081	686,081
Total Money Market Funds		207,252	4,493,708	(2,986,246)	—	5	9		1,714,719
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $18,247,868)	109.31%	13,321,337	15,870,841	(10,211,177)	106,118	93,596	68,465		19,180,715
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2025 Fund (continued)
Schedule of Investments in Affiliated Issuers–109.31%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	—	$—	$740,948	$(740,948)	$—	$—	$2(d)	—	$—
Invesco Private Prime Fund, 0.12%(c)	—	—	1,111,422	(1,111,422)	—	—	20(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	1,852,370	(1,852,370)	—	—	22		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $18,247,868)	109.31%	$13,321,337	$17,723,211	$(12,063,547)	$106,118	$93,596	$68,487		$19,180,715
OTHER ASSETS LESS LIABILITIES	(9.31)%								(1,632,909)
NET ASSETS	100.00%								$17,547,806
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2030 Fund
Schedule of Investments in Affiliated Issuers–111.88%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–4.92%
Invesco Global Real Estate Income Fund, Class R6	2.95%	$572,053	$331,449	$(25,756)	$39,316	$(2,847)	$4,639	103,185	$914,215
Invesco Macro Allocation Strategy Fund, Class R6(b)	1.97%	379,611	245,302	(11,358)	(1,603)	(443)	—	67,051	611,509
Total Alternative Funds		951,664	576,751	(37,114)	37,713	(3,290)	4,639		1,525,724
Domestic Equity Funds–43.72%
Invesco Discovery Mid Cap Growth Fund, Class R6	4.98%	1,342,557	635,024	(435,975)	2,209	1,271	—	42,753	1,545,086
Invesco Main Street Small Cap Fund, Class R6	4.89%	—	1,509,114	—	7,091	—	—	70,917	1,516,205
Invesco PureBetaSM MSCI USA ETF	5.93%	1,149,485	693,886	(78,780)	76,806	(587)	5,905	45,649	1,840,810
Invesco Russell 1000 Dynamic Multifactor ETF	11.68%	1,430,121	2,124,486	(165,536)	230,870	2,549	7,960	82,124	3,622,490
Invesco S&P SmallCap Low Volatility ETF	0.99%	764,771	269,819	(820,411)	(5,894)	97,755	3,090	6,669	306,040
Invesco U.S. Managed Volatility Fund, Class R6	15.25%	2,962,309	1,803,082	(168,090)	123,884	11,360	—	376,795	4,732,545
Total Domestic Equity Funds		7,649,243	7,035,411	(1,668,792)	434,966	112,348	16,955		13,563,176
Fixed Income Funds–33.24%
Invesco Core Plus Bond Fund, Class R6	3.46%	3,047,567	1,517,449	(3,398,704)	(28,406)	(63,044)	16,346	96,660	1,074,862
Invesco Floating Rate ESG Fund, Class R6	2.96%	858,876	483,735	(441,106)	15,669	297	9,655	126,373	917,471
Invesco Fundamental High Yield® Corporate Bond ETF	—	855,943	318,174	(1,166,367)	(34,505)	26,755	6,349	—	—
Invesco High Yield Bond Factor ETF	3.94%	—	1,219,606	—	1,681	—	—	48,016	1,221,287
Invesco Income Fund, Class R6	1.98%	858,172	480,306	(739,724)	10,108	5,617	9,504	77,293	614,479
Invesco Intermediate Bond Factor Fund, Class R6	2.95%	—	913,600	—	—	—	46	84,828	913,600
Invesco International Bond Fund, Class R6	1.97%	951,738	349,574	(643,651)	(53,716)	5,971	2,050	112,739	609,916
Invesco Short Duration Inflation Protected Fund, Class R6	1.96%	475,484	305,711	(177,161)	(2,113)	7,128	1,369	56,082	609,049
Invesco Taxable Municipal Bond ETF	10.09%	950,060	2,282,997	(41,239)	(64,191)	1,192	9,054	97,684	3,128,819
Invesco Variable Rate Investment Grade ETF	3.93%	1,520,716	979,481	(1,283,789)	2,497	1,176	4,265	48,667	1,220,081
Total Fixed Income Funds		9,518,556	8,850,633	(7,891,741)	(152,976)	(14,908)	58,638		10,309,564
Foreign Equity Funds–17.44%
Invesco Emerging Markets All Cap Fund, Class R6	4.44%	95,132	1,299,394	(6,453)	(9,391)	(295)	—	32,108	1,378,387
Invesco Developing Markets Fund, Class R6	4.18%	—	1,296,618	—	241	—	—	24,056	1,296,859
Invesco International Select Equity Fund, Class R6(b)	1.97%	94,521	533,000	(17,520)	(6,610)	6,021	—	38,521	609,412
Invesco International Small-Mid Company Fund, Class R6	1.47%	189,787	925,386	(623,003)	(11,472)	(26,103)	—	8,483	454,595
Invesco PureBetaSM FTSE Developed ex-North America ETF	0.98%	190,210	118,152	(10,000)	7,116	(119)	1,737	10,830	305,359
Invesco RAFI™ Strategic Developed ex-US ETF	2.94%	189,517	1,279,632	(638,889)	23,818	58,409	8,634	30,879	912,487
Invesco S&P International Developed Low Volatility ETF	1.46%	189,387	883,202	(629,823)	5,119	5,713	8,023	14,921	453,598
Total Foreign Equity Funds		948,554	6,335,384	(1,925,688)	8,821	43,626	18,394		5,410,697
Money Market Funds–12.56%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	4.40%	279,187	3,066,800	(1,980,708)	—	—	12	1,365,280	1,365,279
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	3.13%	199,374	2,190,572	(1,418,026)	—	18	11	971,548	971,938
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	5.03%	319,071	3,504,914	(2,263,666)	—	—	5	1,560,319	1,560,319
Total Money Market Funds		797,632	8,762,286	(5,662,400)	—	18	28		3,897,536
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $33,215,582)	111.88%	19,865,649	31,560,465	(17,185,735)	328,524	137,794	98,654		34,706,697
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2030 Fund (continued)
Schedule of Investments in Affiliated Issuers–111.88%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	—	$—	$772,993	$(772,993)	$—	$—	$3(d)	—	$—
Invesco Private Prime Fund, 0.12%(c)	—	—	1,147,969	(1,147,969)	—	—	27(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	1,920,962	(1,920,962)	—	—	30		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $33,215,582)	111.88%	$19,865,649	$33,481,427	$(19,106,697)	$328,524	$137,794	$98,684		$34,706,697
OTHER ASSETS LESS LIABILITIES	(11.88)%								(3,686,554)
NET ASSETS	100.00%								$31,020,143
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2035 Fund
Schedule of Investments in Affiliated Issuers–108.32%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–4.94%
Invesco Global Real Estate Income Fund, Class R6	2.96%	$275,287	$105,301	$(2,958)	$16,064	$(287)	$1,987	44,402	$393,407
Invesco Macro Allocation Strategy Fund, Class R6(b)	1.98%	182,666	81,040	—	(565)	—	—	28,853	263,141
Total Alternative Funds		457,953	186,341	(2,958)	15,499	(287)	1,987		656,548
Domestic Equity Funds–50.89%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.51%	692,215	290,028	(126,311)	10,338	(1,891)	—	23,918	864,379
Invesco Main Street Small Cap Fund, Class R6	4.42%	461,834	108,715	(44,243)	60,984	(76)	—	27,466	587,214
Invesco PureBetaSM MSCI USA ETF	6.96%	553,176	356,844	(20,931)	35,250	(204)	2,483	22,917	924,135
Invesco Russell 1000 Dynamic Multifactor ETF	12.23%	825,828	747,340	(54,407)	105,686	742	3,369	36,843	1,625,189
Invesco S&P SmallCap Low Volatility ETF	2.97%	321,968	85,308	(52,356)	39,267	972	1,297	8,611	395,159
Invesco U.S. Managed Volatility Fund, Class R6	17.80%	1,839,318	616,570	(161,459)	56,677	13,879	—	188,294	2,364,985
Total Domestic Equity Funds		4,694,339	2,204,805	(459,707)	308,202	13,422	7,149		6,761,061
Fixed Income Funds–23.21%
Invesco Core Plus Bond Fund, Class R6	2.98%	870,904	289,339	(740,141)	(11,908)	(12,389)	4,384	35,594	395,805
Invesco Floating Rate ESG Fund, Class R6	0.99%	229,726	36,405	(136,839)	3,460	(1,207)	1,119	18,119	131,545
Invesco Fundamental High Yield® Corporate Bond ETF	—	183,066	39,218	(220,891)	(9,434)	8,041	1,125	—	—
Invesco High Yield Bond Factor ETF	2.97%	—	393,624	—	542	—	—	15,497	394,166
Invesco Income Fund, Class R6	1.48%	137,699	56,725	—	2,907	—	1,582	24,822	197,331
Invesco Intermediate Bond Factor Fund, Class R6	2.47%	—	327,618	—	—	—	16	30,420	327,618
Invesco International Bond Fund, Class R6	1.48%	274,850	70,653	(136,950)	(20,587)	8,753	247	36,362	196,719
Invesco Short Duration Inflation Protected Fund, Class R6	1.48%	228,803	97,127	(131,845)	(2,023)	4,509	464	18,100	196,571
Invesco Taxable Municipal Bond ETF	6.40%	640,051	366,520	(125,549)	(36,730)	6,072	4,400	26,549	850,364
Invesco Variable Rate Investment Grade ETF	2.96%	914,709	299,106	(821,967)	(3,473)	5,399	1,891	15,707	393,774
Total Fixed Income Funds		3,479,808	1,976,335	(2,314,182)	(77,246)	19,178	15,228		3,083,893
Foreign Equity Funds–20.50%
Invesco Emerging Markets All Cap Fund, Class R6	5.46%	45,783	687,511	(1,905)	(6,439)	(4)	—	16,887	724,946
Invesco Developing Markets Fund, Class R6	5.19%	46,538	649,681	(2,831)	(3,936)	(14)	—	12,789	689,438
Invesco International Select Equity Fund, Class R6(b)	1.98%	90,982	171,865	(1,025)	985	330	—	16,633	263,137
Invesco International Small-Mid Company Fund, Class R6	1.96%	91,337	383,589	(198,312)	(7,295)	(8,466)	—	4,868	260,853
Invesco PureBetaSM FTSE Developed ex-North America ETF	0.99%	91,534	36,611	—	3,247	—	741	4,660	131,392
Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	91,179	548,343	(283,756)	1,618	35,282	3,651	13,288	392,666
Invesco S&P International Developed Low Volatility ETF	1.96%	91,140	359,583	(194,744)	2,501	1,774	3,392	8,561	260,254
Total Foreign Equity Funds		548,493	2,837,183	(682,573)	(9,319)	28,902	7,784		2,722,686
Money Market Funds–8.78%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	3.07%	277,562	1,189,002	(1,058,809)	—	—	5	407,755	407,755
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	2.20%	199,001	849,287	(756,292)	—	19	5	291,899	292,015
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	3.51%	317,214	1,358,859	(1,210,067)	—	—	2	466,006	466,006
Total Money Market Funds		793,777	3,397,148	(3,025,168)	—	19	12		1,165,776
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $13,330,198)	108.32%	9,974,370	10,601,812	(6,484,588)	237,136	61,234	32,160		14,389,964
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2035 Fund (continued)
Schedule of Investments in Affiliated Issuers–108.32%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	—	$—	$710,733	$(710,733)	$—	$—	$1(d)	—	$—
Invesco Private Prime Fund, 0.12%(c)	—	—	1,066,100	(1,066,100)	—	—	10(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	1,776,833	(1,776,833)	—	—	11		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $13,330,198)	108.32%	$9,974,370	$12,378,645	$(8,261,421)	$237,136	$61,234	$32,171		$14,389,964
OTHER ASSETS LESS LIABILITIES	(8.32)%								(1,105,239)
NET ASSETS	100.00%								$13,284,725
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2040 Fund
Schedule of Investments in Affiliated Issuers–108.85%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–1.98%
Invesco Global Real Estate Income Fund, Class R6	1.98%	$260,542	$265,324	$(190,330)	$16,308	$5,766	$2,713	40,362	$357,610
Invesco Macro Allocation Strategy Fund, Class R6(b)	0.00%	172,898	185,774	(354,291)	(11,297)	6,923	—	1	7
Total Alternative Funds		433,440	451,098	(544,621)	5,011	12,689	2,713		357,617
Domestic Equity Funds–58.70%
Invesco Discovery Mid Cap Growth Fund, Class R6	9.02%	873,503	882,345	(113,377)	(10,902)	272	—	45,153	1,631,841
Invesco Main Street Small Cap Fund, Class R6	5.41%	524,530	473,924	(108,253)	88,163	248	—	45,772	978,612
Invesco PureBetaSM MSCI USA ETF(c)	9.96%	698,080	1,268,989	(209,538)	40,613	2,018	3,425	44,641	1,800,162
Invesco Russell 1000 Dynamic Multifactor ETF	13.50%	1,042,436	1,328,430	(86,465)	159,192	(1,487)	6,088	55,364	2,442,106
Invesco S&P SmallCap Low Volatility ETF	2.98%	348,286	288,994	(153,949)	47,062	8,402	2,091	11,741	538,795
Invesco U.S. Managed Volatility Fund, Class R6	17.83%	1,566,781	1,627,519	(50,788)	77,730	3,480	—	256,746	3,224,722
Total Domestic Equity Funds		5,053,616	5,870,201	(722,370)	401,858	12,933	11,604		10,616,238
Fixed Income Funds–15.25%
Invesco Core Plus Bond Fund, Class R6	1.00%	390,486	290,187	(487,115)	(3,460)	(9,989)	2,374	16,197	180,109
Invesco High Yield Bond Factor ETF	1.98%	—	357,810	—	493	—	—	14,087	358,303
Invesco Income Fund, Class R6	1.00%	217,228	186,390	(227,346)	2,885	1,126	2,643	22,677	180,283
Invesco Intermediate Bond Factor Fund, Class R6	2.47%	—	446,719	—	—	—	22	41,478	446,719
Invesco International Bond Fund, Class R6	0.99%	173,447	104,556	(87,878)	(16,177)	4,886	504	33,056	178,834
Invesco Short Duration Inflation Protected Fund, Class R6	0.00%	129,933	139,089	(270,533)	(2,879)	4,394	507	1	4
Invesco Taxable Municipal Bond ETF	5.34%	562,498	656,036	(222,126)	(33,449)	3,290	4,027	30,167	966,249
Invesco Variable Rate Investment Grade ETF	2.47%	865,728	517,536	(936,728)	267	621	1,629	17,847	447,424
Total Fixed Income Funds		2,339,320	2,698,323	(2,231,726)	(52,320)	4,328	11,706		2,757,925
Foreign Equity Funds–23.74%
Invesco Emerging Markets All Cap Fund, Class R6	5.71%	87,360	958,347	—	(12,338)	—	—	24,071	1,033,369
Invesco Developing Markets Fund, Class R6	5.69%	87,456	954,365	—	(12,343)	—	—	19,096	1,029,478
Invesco International Select Equity Fund, Class R6(b)	2.47%	86,072	453,739	(89,441)	(7,588)	4,191	—	28,254	446,973
Invesco International Small-Mid Company Fund, Class R6	1.97%	173,397	475,539	(271,609)	(9,712)	(11,977)	—	6,636	355,638
Invesco PureBetaSM FTSE Developed ex-North America ETF	2.98%	129,952	413,573	(12,252)	7,032	(275)	3,022	19,082	538,030
Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	172,615	713,760	(397,522)	14,672	31,869	5,011	18,118	535,394
Invesco S&P International Developed Low Volatility ETF	1.96%	129,407	509,231	(289,162)	3,590	1,793	4,686	11,673	354,859
Total Foreign Equity Funds		866,259	4,478,554	(1,059,986)	(16,687)	25,601	12,719		4,293,741
Money Market Funds–9.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	3.21%	59,148	1,958,255	(1,436,234)	—	—	7	581,169	581,169
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	2.30%	42,240	1,398,754	(1,025,882)	—	4	6	414,949	415,116
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	3.67%	67,597	2,238,006	(1,641,410)	—	—	3	664,193	664,193
Total Money Market Funds		168,985	5,595,015	(4,103,526)	—	4	16		1,660,478
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $18,464,655)	108.85%	8,861,620	19,093,191	(8,662,229)	337,862	55,555	38,758		19,685,999
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2040 Fund (continued)
Schedule of Investments in Affiliated Issuers–108.85%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.05%
Invesco Private Government Fund, 0.02%(d)(e)	0.42%	$—	$1,100,568	$(1,025,284)	$—	$—	$3(f)	75,284	$75,284
Invesco Private Prime Fund, 0.12%(d)(e)	0.63%	—	1,648,966	(1,535,348)	—	—	24(f)	113,573	113,618
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $188,902)	1.05%	—	2,749,534	(2,560,632)	—	—	27		188,902
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $18,653,557)	109.90%	$8,861,620	$21,842,725	$(11,222,861)	$337,862	$55,555	$38,785		$19,874,901
OTHER ASSETS LESS LIABILITIES	(9.90)%								(1,790,187)
NET ASSETS	100.00%								$18,084,714
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(c)	All or a portion of this security was out on loan at March 31, 2021.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2045 Fund
Schedule of Investments in Affiliated Issuers–107.91%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6	0.00%	$189,133	$45,976	$(245,996)	$(5,667)	$16,560	$1,222	1	$6
Domestic Equity Funds–63.76%
Invesco Discovery Mid Cap Growth Fund, Class R6	9.03%	634,043	192,577	(86,347)	4,345	2,765	—	20,680	747,383
Invesco Main Street Small Cap Fund, Class R6	5.91%	475,930	164,074	(224,612)	54,665	18,886	—	22,869	488,943
Invesco PureBetaSM MSCI USA ETF	11.96%	728,396	224,740	(6,037)	42,281	1	2,919	24,535	989,381
Invesco Russell 1000 Dynamic Multifactor ETF	17.02%	1,008,665	421,406	(130,435)	94,278	14,562	3,190	31,931	1,408,476
Invesco S&P SmallCap Low Volatility ETF	2.98%	316,020	35,617	(135,905)	19,617	11,402	953	5,377	246,751
Invesco U.S. Managed Volatility Fund, Class R6	16.86%	947,771	415,528	(6,975)	38,110	466	—	111,059	1,394,900
Total Domestic Equity Funds		4,110,825	1,453,942	(590,311)	253,296	48,082	7,062		5,275,834
Fixed Income Funds–10.22%
Invesco 1-30 Laddered Treasury ETF	—	314,511	58,086	(355,158)	4,757	(22,196)	441	—	—
Invesco High Yield Bond Factor ETF	1.49%	—	122,910	—	170	—	—	4,839	123,080
Invesco Intermediate Bond Factor Fund, Class R6	2.47%	—	204,597	—	—	—	10	18,997	204,597
Invesco Taxable Municipal Bond ETF	4.28%	188,471	262,247	(91,447)	(7,363)	2,120	739	11,053	354,028
Invesco Variable Rate Investment Grade ETF	1.98%	691,298	78,370	(606,701)	(8,445)	9,411	636	6,539	163,933
Total Fixed Income Funds		1,194,280	726,210	(1,053,306)	(10,881)	(10,665)	1,826		845,638
Foreign Equity Funds–25.75%
Invesco Emerging Markets All Cap Fund, Class R6	6.22%	94,089	424,681	(1,323)	(2,965)	8	—	11,984	514,490
Invesco Developing Markets Fund, Class R6	6.20%	95,847	420,281	(1,678)	(1,938)	22	—	9,507	512,534
Invesco International Select Equity Fund, Class R6(b)	2.47%	93,759	147,206	(37,485)	(14,275)	15,516	—	12,941	204,721
Invesco International Small-Mid Company Fund, Class R6	1.97%	156,834	134,543	(119,394)	(4,596)	(4,442)	—	3,041	162,945
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.97%	125,753	236,739	(40,745)	6,859	(352)	2,014	11,642	328,254
Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	125,310	303,358	(210,388)	(657)	27,586	2,486	8,298	245,209
Invesco S&P International Developed Low Volatility ETF	1.96%	125,238	152,902	(118,844)	2,046	1,177	2,088	5,346	162,519
Total Foreign Equity Funds		816,830	1,819,710	(529,857)	(15,526)	39,515	6,588		2,130,672
Money Market Funds–8.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	2.84%	63,733	590,631	(419,719)	—	—	2	234,645	234,645
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	2.10%	51,674	421,878	(299,799)	—	6	2	173,690	173,759
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	3.24%	72,838	675,006	(479,679)	—	—	1	268,165	268,165
Total Money Market Funds		188,245	1,687,515	(1,199,197)	—	6	5		676,569
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $7,863,167)	107.91%	6,499,313	5,733,353	(3,618,667)	221,222	93,498	16,703		8,928,719
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	—	17,613	163,741	(181,354)	—	—	—	—	—
Invesco Private Prime Fund, 0.12%(c)	—	24,883	245,612	(270,497)	—	2	3(d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	42,496	409,353	(451,851)	—	2	3		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $7,863,167)	107.91%	$6,541,809	$6,142,706	$(4,070,518)	$221,222	$93,500	$16,706		$8,928,719
OTHER ASSETS LESS LIABILITIES	(7.91)%								(654,210)
NET ASSETS	100.00%								$8,274,509
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2050 Fund
Schedule of Investments in Affiliated Issuers–107.36%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6	0.00%	$116,870	$147,774	$(276,935)	$(3,219)	$15,514	$1,375	1	$4
Domestic Equity Funds–67.47%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.02%	588,788	785,859	(256,224)	6,282	(17,839)	—	30,627	1,106,866
Invesco Main Street Small Cap Fund, Class R6	6.15%	530,343	624,834	(400,389)	88,103	5,706	—	39,691	848,597
Invesco PureBetaSM MSCI USA ETF	14.94%	823,412	1,228,298	(60,529)	69,890	(609)	6,038	51,096	2,060,462
Invesco Russell 1000 Dynamic Multifactor ETF	19.02%	1,001,554	1,677,000	(203,524)	146,484	1,178	5,812	59,458	2,622,692
Invesco S&P SmallCap Low Volatility ETF	3.48%	352,645	292,139	(212,431)	41,285	6,050	1,803	10,453	479,688
Invesco U.S. Managed Volatility Fund, Class R6	15.86%	762,760	1,393,212	(13,908)	44,201	1,071	—	174,151	2,187,336
Total Domestic Equity Funds		4,059,502	6,001,342	(1,147,005)	396,245	(4,443)	13,653		9,305,641
Fixed Income Funds–5.11%
Invesco 1-30 Laddered Treasury ETF	—	406,820	266,841	(642,250)	5,367	(36,778)	813	—	—
Invesco Intermediate Bond Factor Fund, Class R6	1.98%	—	272,710	—	—	—	14	25,321	272,710
Invesco Taxable Municipal Bond ETF	2.14%	—	294,748	—	184	—	—	9,208	294,932
Invesco Variable Rate Investment Grade ETF	0.99%	406,162	239,345	(509,182)	(2,292)	2,549	654	5,448	136,582
Total Fixed Income Funds		812,982	1,073,644	(1,151,432)	3,259	(34,229)	1,481		704,224
Foreign Equity Funds–26.97%
Invesco Emerging Markets All Cap Fund, Class R6	6.46%	89,415	816,062	(3,220)	(10,825)	14	—	20,765	891,446
Invesco Developing Markets Fund, Class R6	6.44%	89,524	817,076	(7,174)	(11,355)	38	—	16,474	888,109
Invesco International Select Equity Fund, Class R6(b)	2.97%	88,066	395,244	(71,883)	(18,738)	16,602	—	25,872	409,291
Invesco International Small-Mid Company Fund, Class R6	2.21%	177,450	396,554	(250,824)	(7,374)	(10,525)	—	5,696	305,281
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.97%	144,321	471,405	(76,321)	8,406	(899)	3,461	19,397	546,912
Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	144,281	587,537	(362,013)	1,871	36,888	4,222	13,826	408,564
Invesco S&P International Developed Low Volatility ETF	1.96%	145,902	340,488	(219,914)	3,013	1,284	3,589	8,907	270,773
Total Foreign Equity Funds		878,959	3,824,366	(991,349)	(35,002)	43,402	11,272		3,720,376
Money Market Funds–7.81%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	2.73%	23,967	1,914,862	(1,561,977)	—	—	6	376,852	376,852
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	1.95%	17,117	1,367,758	(1,115,700)	—	2	5	269,069	269,177
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	3.13%	27,390	2,188,413	(1,785,114)	—	—	2	430,689	430,689
Total Money Market Funds		68,474	5,471,033	(4,462,791)	—	2	13		1,076,718
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $13,711,237)	107.36%	$5,936,787	$16,518,159	$(8,029,512)	$361,283	$20,246	$27,794		$14,806,963
OTHER ASSETS LESS LIABILITIES	(7.36)%								(1,015,170)
NET ASSETS	100.00%								$13,791,793
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2055 Fund
Schedule of Investments in Affiliated Issuers–104.93%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Domestic Equity Funds–67.17%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.99%	$298,515	$82,396	$(73,097)	$3,361	$(654)	$—	8,592	$310,521
Invesco Main Street Small Cap Fund, Class R6	6.13%	298,770	43,213	(140,751)	13,832	22,996	—	11,135	238,060
Invesco PureBetaSM MSCI USA ETF	14.87%	492,006	121,695	(63,536)	27,864	(6)	1,941	14,334	578,023
Invesco Russell 1000 Dynamic Multifactor ETF	18.93%	534,210	241,280	(97,032)	50,970	6,327	1,629	16,680	735,755
Invesco S&P SmallCap Low Volatility ETF	3.46%	208,304	26,313	(120,933)	8,498	12,368	617	2,932	134,550
Invesco U.S. Managed Volatility Fund, Class R6	15.79%	342,082	261,432	(4,478)	14,383	195	—	48,855	613,614
Total Domestic Equity Funds		2,173,887	776,329	(499,827)	118,908	41,226	4,187		2,610,523
Fixed Income Funds–5.08%
Invesco 1-30 Laddered Treasury ETF	—	190,037	35,610	(214,447)	2,472	(13,672)	290	—	—
Invesco Intermediate Bond Factor Fund, Class R6	1.97%	—	76,503	—	—	—	4	7,103	76,503
Invesco Taxable Municipal Bond ETF	2.13%	—	82,682	—	52	—	—	2,583	82,734
Invesco Variable Rate Investment Grade ETF	0.98%	102,159	10,261	(74,262)	(654)	803	88	1,528	38,307
Total Fixed Income Funds		292,196	205,056	(288,709)	1,870	(12,869)	382		197,544
Foreign Equity Funds–26.86%
Invesco Emerging Markets All Cap Fund, Class R6	6.44%	44,961	206,825	—	(1,699)	—	—	5,825	250,087
Invesco Developing Markets Fund, Class R6	6.41%	60,062	189,750	—	(656)	—	—	4,622	249,156
Invesco International Select Equity Fund, Class R6(b)	2.96%	59,070	68,967	(14,106)	(4,255)	5,150	—	7,258	114,826
Invesco International Small-Mid Company Fund, Class R6	2.20%	88,490	44,839	(43,634)	(2,606)	(1,450)	—	1,598	85,639
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.95%	87,252	99,664	(37,323)	3,883	(35)	1,042	5,442	153,441
Invesco RAFI™ Strategic Developed ex-US ETF	2.95%	87,369	128,263	(115,247)	(1,647)	15,888	1,239	3,879	114,626
Invesco S&P International Developed Low Volatility ETF	1.95%	73,416	56,858	(56,020)	1,069	616	966	2,498	75,939
Total Foreign Equity Funds		500,620	795,166	(266,330)	(5,911)	20,169	3,247		1,043,714
Money Market Funds–5.82%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	2.04%	19,925	264,531	(205,296)	—	—	1	79,160	79,160
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	1.45%	14,231	188,950	(146,641)	—	1	1	56,519	56,541
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	2.33%	22,771	302,321	(234,624)	—	—	—	90,468	90,468
Total Money Market Funds		56,927	755,802	(586,561)	—	1	2		226,169
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $3,504,524)	104.93%	$3,023,630	$2,532,353	$(1,641,427)	$114,867	$48,527	$7,818		$4,077,950
OTHER ASSETS LESS LIABILITIES	(4.93)%								(191,724)
NET ASSETS	100.00%								$3,886,226
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2060 Fund
Schedule of Investments in Affiliated Issuers–105.04%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Domestic Equity Funds–67.45%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.02%	$367,327	$170,241	$(95,828)	$184	$2,592	$—	12,300	$444,516
Invesco Main Street Small Cap Fund, Class R6	6.15%	422,740	90,520	(216,478)	30,559	13,454	—	15,940	340,795
Invesco PureBetaSM MSCI USA ETF(b)	14.94%	678,739	310,310	(204,822)	39,671	3,537	3,173	20,519	827,435
Invesco Russell 1000 Dynamic Multifactor ETF	19.01%	697,937	392,686	(115,656)	76,711	1,536	2,461	23,877	1,053,214
Invesco S&P SmallCap Low Volatility ETF	3.48%	293,206	84,157	(218,635)	18,655	15,263	1,079	4,198	192,646
Invesco U.S. Managed Volatility Fund, Class R6	15.85%	364,570	495,464	—	18,362	—	—	69,936	878,396
Total Domestic Equity Funds		2,824,519	1,543,378	(851,419)	184,142	36,382	6,713		3,737,002
Fixed Income Funds–5.11%
Invesco 1-30 Laddered Treasury ETF	—	145,265	88,629	(216,654)	1,865	(19,105)	489	—	—
Invesco Intermediate Bond Factor Fund, Class R6	1.98%	—	109,515	—	—	—	6	10,169	109,515
Invesco Taxable Municipal Bond ETF	2.14%	—	118,341	—	74	—	—	3,697	118,415
Invesco Variable Rate Investment Grade ETF	0.99%	36,211	18,520	(8)	130	—	105	2,188	54,853
Total Fixed Income Funds		181,476	335,005	(216,662)	2,069	(19,105)	600		282,783
Foreign Equity Funds–26.97%
Invesco Emerging Markets All Cap Fund, Class R6	6.46%	73,930	286,908	—	(2,803)	—	—	8,340	358,035
Invesco Developing Markets Fund, Class R6	6.44%	74,424	283,859	—	(1,647)	—	—	6,615	356,636
Invesco International Select Equity Fund, Class R6(c)	2.97%	72,817	113,303	(22,966)	(6,418)	7,630	—	10,390	164,366
Invesco International Small-Mid Company Fund, Class R6	2.21%	129,014	66,647	(66,978)	(3,245)	(2,811)	—	2,288	122,627
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.97%	108,166	163,273	(56,220)	5,033	(636)	1,518	7,789	219,616
Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	108,491	204,592	(167,796)	5,603	13,174	1,808	5,552	164,064
Invesco S&P International Developed Low Volatility ETF	1.96%	90,480	97,414	(80,999)	1,379	467	1,406	3,577	108,741
Total Foreign Equity Funds		657,322	1,215,996	(394,959)	(2,098)	17,824	4,732		1,494,085
Money Market Funds–5.51%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	1.93%	18,349	566,988	(478,435)	—	—	2	106,902	106,902
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	1.38%	13,080	404,992	(341,722)	—	2	2	76,321	76,352
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	2.20%	20,971	647,986	(546,783)	—	—	1	122,174	122,174
Total Money Market Funds		52,400	1,619,966	(1,366,940)	—	2	5		305,428
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $5,100,415)	105.04%	3,715,717	4,714,345	(2,829,980)	184,113	35,103	12,050		5,819,298
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.38%
Invesco Private Government Fund, 0.02%(d)(e)	2.95%	—	254,895	(91,607)	—	—	2(f)	163,288	163,288
Invesco Private Prime Fund, 0.12%(d)(e)	4.43%	—	381,593	(135,913)	—	—	17(f)	245,582	245,680
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $408,968)	7.38%	—	636,488	(227,520)	—	—	19		408,968
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $5,509,383)	112.42%	$3,715,717	$5,350,833	$(3,057,500)	$184,113	$35,103	$12,069		$6,228,266
OTHER ASSETS LESS LIABILITIES	(12.42)%								(688,015)
NET ASSETS	100.00%								$5,540,251
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2021.
(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Peak Retirement™ 2065 Fund
Schedule of Investments in Affiliated Issuers–105.46%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Domestic Equity Funds–67.51%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.03%	$281,865	$91,516	$(71,437)	$2,009	$1,402	$—	8,449	$305,355
Invesco Main Street Small Cap Fund, Class R6	6.16%	324,431	64,364	(186,698)	13,515	18,496	—	10,950	234,108
Invesco PureBetaSM MSCI USA ETF	14.95%	520,902	188,729	(172,016)	27,653	3,117	2,193	14,095	568,385
Invesco Russell 1000 Dynamic Multifactor ETF	19.02%	532,462	246,292	(111,540)	53,900	2,378	1,691	16,402	723,492
Invesco S&P SmallCap Low Volatility ETF	3.48%	224,803	45,226	(161,717)	6,941	17,094	741	2,884	132,347
Invesco U.S. Managed Volatility Fund, Class R6	15.87%	280,896	325,040	(15,490)	11,550	1,389	—	48,040	603,385
Total Domestic Equity Funds		2,165,359	961,167	(718,898)	115,568	43,876	4,625		2,567,072
Fixed Income Funds–5.10%
Invesco 1-30 Laddered Treasury ETF	—	112,138	53,285	(153,503)	1,404	(13,324)	331	—	—
Invesco Intermediate Bond Factor Fund, Class R6	1.98%	—	75,233	—	—	—	4	6,986	75,233
Invesco Taxable Municipal Bond ETF	2.14%	—	81,305	—	51	—	—	2,540	81,356
Invesco Variable Rate Investment Grade ETF	0.98%	27,939	9,303	(6)	93	—	70	1,489	37,329
Total Fixed Income Funds		140,077	219,126	(153,509)	1,548	(13,324)	405		193,918
Foreign Equity Funds–26.99%
Invesco Emerging Markets All Cap Fund, Class R6	6.47%	56,969	190,467	—	(1,520)	—	—	5,728	245,916
Invesco Developing Markets Fund, Class R6	6.44%	57,015	193,182	(4,508)	(749)	64	—	4,545	245,004
Invesco International Select Equity Fund, Class R6(b)	2.97%	56,116	74,470	(18,546)	(6,226)	7,084	—	7,136	112,898
Invesco International Small-Mid Company Fund, Class R6	2.21%	98,293	40,170	(50,506)	(1,838)	(1,906)	—	1,572	84,213
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.97%	83,844	105,423	(42,169)	3,869	(120)	1,055	5,350	150,847
Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	83,558	135,378	(120,001)	(2,702)	16,472	1,255	3,814	112,705
Invesco S&P International Developed Low Volatility ETF	1.97%	69,727	64,457	(61,143)	1,047	635	974	2,458	74,723
Total Foreign Equity Funds		505,522	803,547	(296,873)	(8,119)	22,229	3,284		1,026,306
Money Market Funds–5.86%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	2.02%	13,231	312,473	(248,775)	—	—	1	76,930	76,929
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	1.53%	15,189	223,195	(180,205)	—	1	1	58,156	58,180
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	2.31%	15,122	357,112	(284,315)	—	—	—	87,919	87,919
Total Money Market Funds		43,542	892,780	(713,295)	—	1	2		223,028
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $3,488,305)	105.46%	$2,854,500	$2,876,620	$(1,882,575)	$108,997	$52,782	$8,316		$4,010,324
OTHER ASSETS LESS LIABILITIES	(5.46)%								(207,731)
NET ASSETS	100.00%								$3,802,593
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of March 31, 2021, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Peak Retirement™ 2040 Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$18,025,521	$—	$—	$18,025,521
Money Market Funds	1,660,478	188,902	—	1,849,380
Total Investments	$19,685,999	$188,902	$—	$19,874,901
Invesco Peak Retirement™ 2060 Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$5,513,870	$—	$—	$5,513,870
Money Market Funds	305,428	408,968	—	714,396
Total Investments	$5,819,298	$408,968	$—	$6,228,266
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective April 30, 2021, the name of the Fund and all references thereto changed from Invesco Peak RetirementTM Now Fund to Invesco Peak RetirementTM Destination Fund.
Invesco Peak RetirementTM Funds